Acquisitions and Divestitures - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Billions					3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2025 CAD ($)	Jan. 06, 2025	Dec. 27, 2024 CAD ($) shares	Dec. 27, 2024 USD ($) $ / shares shares	Jul. 31, 2025 CAD ($)	Apr. 30, 2025 CAD ($)	Jul. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Apr. 30, 2025 CAD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2024 CAD ($)	Oct. 31, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Impairment loss									$ 0	$ 0		$ 343
Liabilities					$ 1,329,203	$ 1,328,959			1,328,959	1,329,203		1,327,951
Assets					1,414,686	1,415,465			1,415,465	1,414,686		$ 1,412,027
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax					43	110	$ 1			91	$ (2)
Share of profit (loss) of associates and joint ventures accounted for using equity method					157	159	$ 54			429	$ 157
CrediScotia Financiera SA [Member]
Disclosure of detailed information about business combination [line items]
Liabilities						726			726
Colombia, Costa Rica and Panama [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss on intangible assets	$ 151
Impairment loss on goodwill	589
Reversal of impairment loss										29
Impairment loss	$ 1,362
Proportion of ownership interest in common share		14.99%
Proportion of ownership interest in associate		20.00%
Percentage in the tier one ratio	0.0012
Impairment loss on property, plant and equipment	$ 290
Assets						985			985
Net cumulative foreign currency translation losses										194
After tax impairment loss on disposal of business	$ 1,355								8
Colombia, Costa Rica and Panama [Member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about business combination [line items]
Liabilities					21,000					21,000
Assets					23,000					23,000
Other Segment [Member] | CrediScotia Financiera SA [Member]
Disclosure of detailed information about business combination [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method						$ 12		$ 90	$ 102
KeyCorp [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			14.90%	14.90%
Percentage in the tier one ratio				0.0049
Additional investment recognized gain (loss) in non-interest income | $ / shares				$ 17.2
Carrying Amount Of Investment In Associates			$ 4,100	$ 2.8
Proportion Of Initial Investment To Be Acquired In Associates				4.90%
Cash and cash equivalents in subsidiary or businesses acquired or disposed				$ 2.8
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax					97					227
Share of profit (loss) of associates and joint ventures accounted for using equity method					$ 103					$ 245
Number of Common Share Acquired For Ownership | shares			163	163
Par value per share | $ / shares				$ 17.17
Additional proportion of investment to be acquired in associates				10.00%
KeyCorp [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			14.90%	14.90%